BALANCE SHEET (December 31, 2010) (USD $)	12 Months Ended
Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 8,577,610
Accounts receivable	15,840
Prepaid expenses	8,431
Current portion of contingent consideration receivable	287,000
Total current assets	8,888,881
Contingent consideration receivable, net of current portion and allowance of $798,593	6,185,000
Property and equipment:
Oil and gas properties, full cost method (unevaluated)	4,343,389
Furniture and fixtures, net	1,981
Total property and equipment, net	4,345,370
Total assets	19,419,251
Current liabilities:
Accounts payable, including related party amounts of $76,777	402,361
Accrued expenses	47,267
Royalties payable	323,600
Current portion of deferred tax liability	119,400
Total current liabilities	892,628
Deferred tax liability, net of current portion	2,573,600
Total liabilities	3,466,228
Common stock, $0.001 par value, 100,000,000 shares authorized, 37,303,614 shares issued and outstanding	37,304
Additional paid-in capital	16,654,223
(Deficit) accumulated during development stage	(738,504)
Total stockholders' equity	15,953,023
Total liabilities and stockholders' equity	$ 19,419,251